Operating Segments (Schedule of Operating Segments) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
External revenues		₪ 3,871	₪ 4,027	₪ 4,180
Segment EBITDA	[1]	853	858	872
Depreciation and amortization		(555)	(534)	(562)
Taxes on income		(40)	(10)	(36)
Financing income		52	46	55
Financing expenses		(196)	(196)	(232)
Other expenses		1	(8)	3
Share based payments		(2)	(6)	(3)
Profit for the year		113	150	97
Cellular [Member]
Disclosure of operating segments [line items]
External revenues		2,685	2,981	3,185
Inter-segment revenues		14	17	18
Segment EBITDA	[1]	595	625	601
Fixed-line [Member]
Disclosure of operating segments [line items]
External revenues		1,186	1,046	995
Inter-segment revenues		162	183	186
Segment EBITDA	[1]	258	233	271
Reconciliation for consolidation [Member]
Disclosure of operating segments [line items]
External revenues
Inter-segment revenues		(176)	(200)	(204)
Consolidated [Member]
Disclosure of operating segments [line items]
External revenues		3,871	4,027	4,180
Inter-segment revenues

[1]	Segment EBITDA as reviewed by the Group's CODM, represents earnings before interest (financing expenses, net), taxes, other income (expenses) (except for expenses in respect of voluntary retirement plans for employees, and gain (loss) due to sale of subsidiaries (see Note 26, regarding Other Income (Expenses), net)), depreciation and amortization and share based payments, as a measure of operating profit. Segment EBITDA is not a financial measure under IFRS and may not be comparable to other similarly titled measures for other companies.